Logo: Harris Insight FundsTM

                  HARRIS INSIGHT ULTRA SHORT DURATION BOND FUND

                              INSTITUTIONAL SHARES



                            MARCH 10, 2004 PROSPECTUS
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 AS WITH ANY MUTUAL FUND, THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT
     APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED WHETHER THIS PROSPECTUS IS ADEQUATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.

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                                TABLE OF CONTENTS
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                   HARRIS INSIGHT ULTRA SHORT DURATION BOND FUND          PAGE 2

                                               FEES AND EXPENSES               3

                                              INVESTMENT ADVISER               4

                                               PORTFOLIO MANAGER               4

                                          PRICING OF FUND SHARES               4

                                            SHAREHOLDER SERVICES               5

                                DIVIDENDS AND TAX CONSIDERATIONS               8

                                       DISTRIBUTION ARRANGEMENTS               8

                               MASTER FUND/FEEDER FUND STRUCTURE               8

                                                   TERMS TO KNOW               9

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                  HARRIS INSIGHT ULTRA SHORT DURATION BOND FUND
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FUND OBJECTIVE
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The Fund seeks to provide a high level of current income as is consistent with its investment policies and with preservation of capital and liquidity.

The investment objective of the Fund is not fundamental and may be changed by the Board of Trustees without approval by the Fund's shareholders.

INVESTMENT APPROACH
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The Fund normally invests at least 80% of its assets in investment-grade fixed income instruments. The Fund invests in a broad range of short-term instruments, including U.S. government securities, and bank and commercial obligations. Commercial paper purchased by the Fund will consist of direct obligations of domestic and foreign corporate issuers, including bank holding companies. The Fund may also invest in repurchase agreements and asset- or mortgage-backed securities. Because of the short-term nature of the Fund's investments, the Fund's duration is generally not expected to exceed 12 months. The Fund normally will maintain a dollar-weighted average maturity of three years.

The Fund will purchase only U.S. dollar-denominated securities. In addition, the Fund will normally purchase only securities (other than U.S. government securities) that are investment grade.

Current income generally will be lower than the income provided by funds that invest in securities with longer maturities or lower quality.

The Fund is not managed to maintain a stable net asset value.

PRINCIPAL RISKS
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o    Credit risk. The risk that the issuer of a security or the counterparty to a contract will default or otherwise be unable to honor a financial obligation.

o Foreign securities risk. The risk that the prices of foreign securities may be more volatile than those of their domestic counterparts owing in part to possible political or economic instability; limits on repatriation of capital; exchange controls or exchange rate fluctuations; less publicly available information as a result of accounting, auditing, and financial reporting standards different from those used in the U.S.; more volatile markets; less securities regulation; less favorable tax provisions; war or expropriation.

o Interest rate risk. The risk that changing interest rates may adversely affect the value of an investment. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of those securities to fall, while a decline in prevailing interest rates generally produces an increase in the market value of the securities. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

o Market risk. The risk that the market value of a fund's investments will fluctuate as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry or section of the economy or it may affect the market as a whole.

Because of the nature of some of the Fund's investments, you should carefully consider the risks associated with this Fund before you purchase shares.

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  Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency. The value of your investment in the Fund will fluctuate, which means that you may lose money.
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FUND PERFORMANCE
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Total Return and Average Annual Total Return information is not available for the Fund because the Fund has not commenced operations as of the date of this prospectus.


                                       2
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                                FEES AND EXPENSES
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        The tables below describe the fees and expenses that you will pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
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Maximum Sales Charge (Load) Imposed on Purchases                            None
Maximum Deferred Sales Charge (Load)                                        None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends                 None
Redemption Fee                                                              None
Exchange Fee                                                                None
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ESTIMATED ANNUAL FUND OPERATING EXPENSES1 (expenses that are deducted from Fund assets, expressed as a % of average net assets)
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Investment Advisory Fees                                                   0.20%
Other Expenses                                                             0.25%
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Total Operating Expenses                                                   0.45%
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    1Expenses are based on estimated amounts to be incurred by the Fund during the current fiscal year but do not reflect voluntary waivers of investment advisory fees by the adviser. (This waiver is expected to remain in effect until at least December 31, 2004 and may be decreased by the adviser.)
     After this waiver, investment advisory fees, other expenses and total operating expenses for the fiscal year ending December 31, 2004 are expected to be:

     ---------------------------------------------------------------------------
     Investment Advisory Fees                                              0.15%
     Other Expenses                                                        0.10%
     Total Operating Expenses                                              0.25%
     ---------------------------------------------------------------------------

Customers of a financial institution such as Harris Trust and Savings Bank (Harris Trust) may also be charged certain fees or expenses by the institution. These fees may vary depending on the capacity in which the institution provides fiduciary and investment services to the particular client.

EXPENSE EXAMPLE
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This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs and the return on your investment may be higher or lower, based on these assumptions your costs would be:

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One Year                                                                    $ 46
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Three Years                                                                  144
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                                       3

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                               INVESTMENT ADVISER
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Harris Investment Management, Inc. (HIM) is the investment adviser for the Fund.
HIM is a wholly-owned subsidiary of Harris Bankcorp, Inc. Harris Bankcorp, Inc. is a wholly-owned subsidiary of Harris Financial Corp., which is a wholly-owned subsidiary of Bank of Montreal, a publicly-traded Canadian banking institution. As of December 31, 2003, HIM managed approximately $21.0 billion in assets.

The investment advisory fee payable, before fee waivers, to HIM for the Fund is based upon the average daily net assets of the Fund at the annual rate of 0.20%.

HIM may waive any portion of its investment advisory fee or reimburse Fund expenses from time to time. These arrangements are voluntary and may be terminated at any time.

INVESTMENT ADVISER
Harris Investment Management, Inc.
190 South LaSalle Street
Chicago, Illinois 60690


                                PORTFOLIO MANAGER
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RANDALL T. ROYTHER, SENIOR PARTNER AND PORTFOLIO MANAGER (HIM)
Mr. Royther joined HIM in 1994. He has 14 years of investment management experience and has served as manager of the Fund since it commenced operations in 2004.


                             PRICING OF FUND SHARES
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SHARES OF THE FUND ARE BOUGHT AND SOLD AT NET ASSET VALUE
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The Fund calculates its net asset value per share (NAV) on each day on which the
New York Stock Exchange (NYSE) is open for regular session trading.

HOW THE FUND CALCULATES NAV
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The NAV of a class of shares of the Fund is determined by dividing the value of the securities and other assets, less liabilities, allocated to the class by the number of outstanding shares of the class. The NAV is calculated as of the close of regular session trading on the NYSE (normally 4:00 p.m., Eastern time). The Fund's securities and assets are valued chiefly by quotations from the primary market in which they are traded. Where market quotations are not readily available, securities are based on fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.


                                       4

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                              SHAREHOLDER SERVICES
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                                HOW TO BUY SHARES
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Institutional shares are sold to the following investors:

o    Fiduciary and discretionary accounts of institutions

o Financial institutions, such as banks, savings institutions and credit unions

o    Pension and profit sharing and employee benefit plans and trusts

o    Insurance companies

o    Investment companies

o    Investment advisers

o Broker/dealers investing for their own accounts or for the accounts of other institutional investors

Institutional shares may also be sold to directors, trustees, officers and employees of the Funds, the investment adviser, Harris Trust and Savings Bank (Harris Trust) and its affiliated banks, the distributor and the investment adviser's other investment advisory clients.

OPENING A NEW ACCOUNT
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There are three convenient ways to invest in the Harris Insight Funds.


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 BY MAIL

 Complete and sign an application for Institutional Shares.

 Make your check payable to the Harris Insight Funds.

 If you are adding to your existing account, indicate your Fund account number directly on the check.

 Mail your application and check to: Harris Insight Funds, c/o PFPC Inc., P.O. Box 9829, Providence, RI 02940-8029

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 BY BANK WIRE

 Call the Funds at 800.625.7073, during business hours, to initiate your purchase.

 Please be sure to furnish your taxpayer identification number.

 Then wire your investment to:

   PNC Bank, N.A., Philadelphia, PA, ABA #0310-0005-3
   For Credit To: Harris Insight Funds 85-5093-2950
   Re: Ultra Short Duration Bond Fund -- Institutional Shares
   Account No.:
   Account Name:
   Taxpayer ID No.:

 If you are opening a new account, please complete and mail the account application form to the Funds at the address given under "By mail."

 The Funds currently do not charge investors for the receipt of wire transfers, although your bank may charge you for their wiring services.
--------------------------------------------------------------------------------
 THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

 Contact your financial institution or professional for more information.

 Important note: Each institution or professional may have its own procedures and requirements for buying shares and may charge fees.
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The Harris Insight Funds' Institutional Shares class requires a minimum investment of $250,000 to initiate an investment program. This minimum investment is waived for directors, trustees, officers and employees of the Funds, HIM, Harris Trust and its affiliated banks, the distributor and HIM's other investment advisory clients. This minimum investment is also waived for
(a) rollover accounts from existing clients of HIM or Harris Trust for which retirement plan services are currently provided; and (b) certain mutual fund wrap programs that offer asset allocation services and whose clients will, in the aggregate, invest at least $250,000. At the discretion of Fund management, advisory clients' accounts may be aggregated to meet the minimum requirement.

Orders placed directly with the Funds must be paid for by check or bank wire before the order will be executed. The Funds do not accept third-party checks. Payment for shares purchased through a financial institution will not be due until settlement date, normally three business days after the order has been executed.

Shares are purchased at the NAV next calculated after your order is received. The Funds reserve the right to reject any purchase order.

Please indicate whether you would like the ability to buy, redeem or exchange shares by telephone or wire when you complete your application.


                                       5

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MORE ABOUT BUYING SHARES
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TAXPAYER IDENTIFICATION

You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. Investments received without a certified taxpayer identification number may be returned.

HOURS OF OPERATION
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The Funds are open for business each day the New York Stock Exchange (NYSE) is open for regular session trading. The Funds are closed for business on:
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New Year's Day                   Good Friday               Labor Day
Martin Luther King, Jr. Day      Memorial Day              Thanksgiving Day
Presidents' Day                  Independence Day          Christmas Day
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You may call 800.982.8782 to speak with a Fund representative Monday through
Friday from 8:00 a.m. to 5:00 p.m., Central time.


                               HOW TO SELL SHARES
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ACCESSING YOUR MONEY
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You may sell or redeem some or all of your shares when the Fund is open for business by doing one of the following.

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 BY MAIL AND CHECK

 You may sell shares by writing the Funds at: Harris Insight Funds, c/o PFPC Inc., P.O. Box 9829, Providence, RI 02940-8029

 A check for your proceeds will be mailed to you.
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 BY TELEPHONE AND CHECK

 If you have chosen the telephone redemption privilege, you may call 800.625.7073, during business hours, to sell your shares.

 A check for your proceeds will be mailed to you.

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 BY TELEPHONE AND BANK WIRE

 If you have chosen the wire redemption privilege, you may call 800.625.7073, during business hours, to sell your shares and have your proceeds wired to a pre-designated bank account.

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 THROUGH FINANCIAL INSTITUTION/PROFESSIONAL

 Contact your financial institution or professional for more information.

 Important note: Each institution or professional may have its own procedures and requirements for selling shares and may charge fees.
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A redemption request should be accompanied by your account number, the exact name(s) on your account and your social security or taxpayer identification number. Some redemption requests require a signature guarantee. (See below for more information.)

The Fund reserves the right to pay redemptions "in kind" - payment in portfolio securities rather than cash - if the amount you are redeeming is large enough to affect a Fund's operations (limited to amounts more than $250,000 or representing more than 1% of the Fund's assets). In these cases, you might incur brokerage costs in converting the securities to cash.

MORE ABOUT REDEMPTIONS
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WHEN ORDERS ARE PROCESSED

Your shares will be sold at the NAV next calculated after your order is received in good order by the Fund's transfer agent. Your order will be processed and a check for the proceeds will be mailed to you promptly. Payment by wire will generally be sent the following business day.

Please note that proceeds for redemption requests made shortly after a recent purchase by check will be distributed only after the check clears, which may take up to 15 days.


                                       6

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Under law, a fund may suspend redemptions or postpone the payment of redemption proceeds when the NYSE is closed (other than customary weekend and holiday closings), when trading on the NYSE is restricted, during an emergency (as determined by the SEC) that makes disposal or valuation of portfolio securities not reasonably practicable, or at other times as the SEC may permit.

MINIMUM AMOUNT REQUIRED FOR WIRE SALES

The minimum amount of redemption proceeds that may be wired is $1,000. Otherwise, a check for redemption proceeds is mailed to your address of record. The Fund reserves the right to change this minimum or to terminate the privilege.

SIGNATURE GUARANTEES

The Fund uses signature guarantees on certain redemption requests to protect you and the Fund from unauthorized account transfers. A signature guarantee is required when a redemption check is -

o    Payable to anyone other than the shareholder(s) of record

o    To be mailed to an address other than the address of record

o    To be wired to a bank other than one previously authorized.

Signature guarantees may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association that participates in a medallion program recognized by the Securities Transfer Association.

REDEMPTION OF SHARES IN SMALLER ACCOUNTS

The Fund reserves the right to close a shareholder's account and mail the proceeds to the shareholder if the value of the account is reduced below $500, unless the reduction is due to market activity. However, the shareholder will first be notified in writing and permitted 30 days to increase the balance.

ADDITIONAL SHAREHOLDER SERVICES AND INFORMATION
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EXCHANGING SHARES

You can exchange your Institutional Shares of a Fund for Institutional Shares of any other Harris Insight Fund, provided that:

o    Your shares have been held for at least seven days,

o    Your account registration for both Funds are the same,

o    The shares you wish to buy are registered for sale in your home state, and

o You make no more than five "round trips" through a non-money market fund during a calendar year.

     A "round trip" is a redemption from a Fund followed by a purchase back into the same Fund. Fund management reserves the right to waive this limitation for specific transactions that are determined to be for de minimis amounts or are otherwise determined not to be detrimental to the management of a Fund.

     Under certain circumstances, the Funds may:

o    Further limit the number of exchanges between Funds

o    Reject a telephone exchange order

o    Modify or discontinue the exchange privilege upon 60 days' written notice

The procedures that apply to redeeming shares also apply to exchanging shares.

TELEPHONE TRANSACTIONS

You may give up some level of security by choosing to buy or sell shares by telephone rather than by mail. The Fund will employ reasonable procedures to confirm that telephone instructions are genuine. If the Fund or its service providers follow these procedures, they will not be liable for any losses arising from unauthorized or fraudulent instructions and you may be responsible for unauthorized requests.

Please verify the accuracy of instructions immediately upon receipt of confirmation statements. You may bear the risk of loss from an unauthorized telephone transaction.

During times of drastic economic or market changes, telephone redemption and exchange privileges may be difficult to implement. In the event that you are unable to reach the Funds by telephone, requests may be mailed or hand-delivered to the Funds c/o PFPC Inc., 760 Moore Road, King of Prussia, PA 19406.

REGULAR REPORTS

Your investment will be easy to track. During the year, you will receive:

o    An annual account statement

o    A quarterly consolidated statement

o    A confirmation statement, each time you buy, sell or exchange shares

o Annual and semi-annual reports to shareholders for each Fund in which you invest.


                                       7

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                        DIVIDENDS AND TAX CONSIDERATIONS
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Dividends of net investment income, if any, are declared daily and paid monthly by the Fund.

Any capital gains are declared and paid at least annually.

All distributions may be invested in additional shares of the Fund at NAV and credited to your account on the ex-date, or paid in cash on the payment date. Distribution checks and account statements will be mailed approximately two business days after the payment date.

TAX CONSIDERATIONS
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Following is a brief discussion of the general tax treatment of various distributions from the Fund. It is not an exhaustive discussion, and your particular tax status may be different. We encourage you to consult with your own tax adviser about federal, state and local tax considerations.

The tax status of any distribution is the same regardless of how long you have held shares of the Fund and whether you reinvest in additional shares or take it in cash:

o All dividends paid, including net short-term capital gains (except "exempt-interest dividends") are taxable to you as ordinary income.

o Distributions of net long-term capital gains, if any, are taxable to you as long-term capital gains regardless of how long you have held the shares.

o You may realize a taxable gain or loss when you sell shares or exchange shares between Funds, depending on your tax basis in the shares and the value of those shares at the time of the transaction.

Investment income received by the Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. If the Fund pays nonrefundable taxes to foreign governments during the year, the taxes will reduce the Fund's dividends but will still be included in your taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by the Fund.

                            DISTRIBUTION ARRANGEMENTS
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MULTIPLE CLASSES
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Each of the Small-Cap Aggressive Growth Fund, High Yield Bond Fund and ULTRA
SHORT DURATION BOND FUND offers one class of shares: Institutional Shares. Each of the Government Money Market Fund and Tax-Exempt Money Market Fund offers three classes of shares: N Shares, Service Shares and Institutional Shares. The Index Fund offers three classes of shares: N Shares, B Shares and Institutional Shares. Each of the Emerging Markets Fund, Equity Income Fund, International Fund and High Yield Select Bond Fund (formerly named Convertible Securities
Fund) offers three classes of shares: A Shares, N Shares and Institutional Shares. Each of the Balanced Fund, Core Equity Fund, Equity Fund, Small-Cap Opportunity Fund, Small-Cap Value Fund, Bond Fund, Intermediate Government Bond Fund, Intermediate Tax-Exempt Bond Fund, Short/Intermediate Bond Fund and Tax-Exempt Bond Fund offers four classes of shares: A Shares, N Shares, B Shares and Institutional Shares. The Money Market Fund offers five classes of shares: N Shares, B Shares, Service Shares, Exchange Shares and Institutional Shares. Shares of all Funds, other than the ULTRA SHORT DURATION BOND FUND, are offered by separate prospectuses.

                        MASTER FUND/FEEDER FUND STRUCTURE
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The Board of Trustees has the authority to convert any Fund to a "feeder" fund in a Master Fund/Feeder Fund Structure in which the Fund, instead of investing in portfolio securities directly, would seek to achieve its investment objective by investing all of its investable assets in a separate "master" fund having the same investment objectives and substantially similar investment restrictions. Other funds with similar objectives and restrictions could also invest in the same Master Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and reduce costs.

The SAI contains more information about the Funds, the Master Fund/Feeder Fund Structure and the types of securities in which the Funds may invest.

                                       8

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                                  TERMS TO KNOW
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ASSET-BACKED SECURITIES
Securities collateralized by credit card loans or other accounts receivable.

COMMERCIAL PAPER
Short-term securities that are issued by corporations and other borrowers to finance their current obligations and are typically unsecured. Issues of commercial paper normally have maturities of less than nine months and have fixed rates of return.

DOLLAR-WEIGHTED AVERAGE MATURITY
An average of all of the maturities of a fund's securities holdings, weighted according to each security's dollar value relative to the rest of the holdings.

DURATION
The number of years required to receive the present value of future payments, both of interest and principle, of a bond; often used as an indicator of a bond's price volatility resulting from changes in interest rates. The greater the duration of a security, the greater its percentage price volatility.

EXEMPT-INTEREST DIVIDENDS
Dividends paid by tax-exempt funds that are exempt from federal income tax. Exempt-interest dividends are not necessarily exempt from state and local income taxes.

MORTGAGE-BACKED SECURITIES
Debt issues, based on a pool of underlying mortgages, that make interest and principal payments to investors.

REPURCHASE AGREEMENTS
A binding agreement enabling a bank or broker to borrow money, using securities as collateral, with a promise to buy back the securities at a specified price, usually within 90 days.

U.S. GOVERNMENT SECURITIES
Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


                                       9

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FOR MORE INFORMATION
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More information on the Harris Insight Funds is available free upon request:

SHAREHOLDER REPORTS
Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more details about each Fund and its policies. The SAI is on file with the Securities and Exchange Commission (Commission) and is incorporated by reference into (i.e., is legally considered part of) this prospectus.

TO OBTAIN INFORMATION:
BY TELEPHONE
Call 800.982.8782

BY MAIL
Harris Insight Funds
760 Moore Road
King of Prussia, PA 19406

ON THE INTERNET
Text-only versions of the prospectus and other documents pertaining to the Funds can be viewed online or downloaded from:

   HARRIS INSIGHT FUNDS
   http://www.harrisinsight.com

Information about the Funds (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 202.942.8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of information about the Funds may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Commission's Public Reference Section, Washington, D.C. 20549-0102.

The Funds are series of Harris Insight Funds Trust, whose investment company registration number is 811-7447.


                                                                  HIF 1104 03/04